LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES	LEASES
Eaton leases certain manufacturing facilities, warehouses, distribution centers, office space, vehicles, and equipment. Most real estate leases contain renewal options. The exercise of lease renewal options is at the Company's sole discretion. The Company's lease agreements typically do not contain any significant guarantees of asset values at the end of a lease or restrictive covenants, with the exception of the non-cancellable synthetic lease discussed below. Payments within certain lease agreements are adjusted periodically for changes in an index or rate.
The components of lease expense are as follows:

(In millions)	2025	2024	2023
Operating lease cost	$251	$227	$200
Finance lease cost:
Amortization of lease assets	9	12	15
Interest on lease liabilities	1	1	1
Short-term lease cost	23	19	18
Variable lease cost	26	29	28
Sublease income	(1)	(1)	(1)
Total lease cost	$309	$287	$261
During 2025, 2024 and 2023, Eaton entered into sale leaseback transactions primarily for certain non-production facilities and recorded gains of $38 million, $56 million and $53 million, respectively, in Other expense (income) - net. The terms of the new operating leases ranged from 2 to 15 years.
In March 2025, Eaton entered into a non-cancellable synthetic lease for a manufacturing facility, for which the Company is the construction agent. Construction costs are expected to be approximately $185 million. The lease will commence upon completion of construction of the facility which is expected to be in the first half of 2027. The term of the lease is five years after commencement. At the end of the lease term, Eaton will be required to either negotiate a renewal of the lease, purchase the facility, or sell the facility. Upon lease commencement, the lease classification will be determined and the lease asset and lease liability recognized. The lease arrangement contains a residual value guarantee of approximately 85% of the total construction cost.
Supplemental cash flow information related to leases is as follows:

(In millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows - payments on operating leases	$(198)	$(200)	$(180)
Operating cash outflows - interest payments on finance leases	(1)	(1)	(1)
Financing cash outflows - payments on finance lease obligations	(9)	(14)	(18)

Lease assets obtained in exchange for new lease obligations, including leases acquired:
Operating leases	$193	$268	$183
Finance leases	6	13	38
Supplemental balance sheet information related to leases is as follows:

	December 31
(In millions)	2025	2024
Operating Leases
Operating lease assets	$768	$806

Other current liabilities	152	163
Operating lease liabilities	637	669
Total operating lease liabilities	$789	$832

Finance Leases
Land and buildings	$9	$5
Machinery and equipment	47	61
Accumulated depreciation	(31)	(37)
Net property, plant and equipment	$25	$29

Current portion of long-term debt	$7	$9
Long-term debt	18	19
Total finance lease liabilities	$25	$28

	December 31
	2025	2024
Weighted-average remaining lease term
Operating leases	8.0 years	7.1 years
Finance leases	4.7 years	4.2 years

Weighted-average discount rate
Operating leases	4.7%	4.4%
Finance leases	3.8%	3.7%
Maturities of lease liabilities at December 31, 2025 are as follows:

(In millions)	Operating Leases	Finance Leases
2026	$183	$8
2027	150	7
2028	122	4
2029	97	3
2030	72	2
Thereafter	332	3
Total lease payments	957	27
Less imputed interest	168	2
Total present value of lease liabilities	$789	$25

LEASES	LEASES
Eaton leases certain manufacturing facilities, warehouses, distribution centers, office space, vehicles, and equipment. Most real estate leases contain renewal options. The exercise of lease renewal options is at the Company's sole discretion. The Company's lease agreements typically do not contain any significant guarantees of asset values at the end of a lease or restrictive covenants, with the exception of the non-cancellable synthetic lease discussed below. Payments within certain lease agreements are adjusted periodically for changes in an index or rate.
The components of lease expense are as follows:

(In millions)	2025	2024	2023
Operating lease cost	$251	$227	$200
Finance lease cost:
Amortization of lease assets	9	12	15
Interest on lease liabilities	1	1	1
Short-term lease cost	23	19	18
Variable lease cost	26	29	28
Sublease income	(1)	(1)	(1)
Total lease cost	$309	$287	$261
During 2025, 2024 and 2023, Eaton entered into sale leaseback transactions primarily for certain non-production facilities and recorded gains of $38 million, $56 million and $53 million, respectively, in Other expense (income) - net. The terms of the new operating leases ranged from 2 to 15 years.
In March 2025, Eaton entered into a non-cancellable synthetic lease for a manufacturing facility, for which the Company is the construction agent. Construction costs are expected to be approximately $185 million. The lease will commence upon completion of construction of the facility which is expected to be in the first half of 2027. The term of the lease is five years after commencement. At the end of the lease term, Eaton will be required to either negotiate a renewal of the lease, purchase the facility, or sell the facility. Upon lease commencement, the lease classification will be determined and the lease asset and lease liability recognized. The lease arrangement contains a residual value guarantee of approximately 85% of the total construction cost.
Supplemental cash flow information related to leases is as follows:

(In millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows - payments on operating leases	$(198)	$(200)	$(180)
Operating cash outflows - interest payments on finance leases	(1)	(1)	(1)
Financing cash outflows - payments on finance lease obligations	(9)	(14)	(18)

Lease assets obtained in exchange for new lease obligations, including leases acquired:
Operating leases	$193	$268	$183
Finance leases	6	13	38
Supplemental balance sheet information related to leases is as follows:

	December 31
(In millions)	2025	2024
Operating Leases
Operating lease assets	$768	$806

Other current liabilities	152	163
Operating lease liabilities	637	669
Total operating lease liabilities	$789	$832

Finance Leases
Land and buildings	$9	$5
Machinery and equipment	47	61
Accumulated depreciation	(31)	(37)
Net property, plant and equipment	$25	$29

Current portion of long-term debt	$7	$9
Long-term debt	18	19
Total finance lease liabilities	$25	$28

	December 31
	2025	2024
Weighted-average remaining lease term
Operating leases	8.0 years	7.1 years
Finance leases	4.7 years	4.2 years

Weighted-average discount rate
Operating leases	4.7%	4.4%
Finance leases	3.8%	3.7%
Maturities of lease liabilities at December 31, 2025 are as follows:

(In millions)	Operating Leases	Finance Leases
2026	$183	$8
2027	150	7
2028	122	4
2029	97	3
2030	72	2
Thereafter	332	3
Total lease payments	957	27
Less imputed interest	168	2
Total present value of lease liabilities	$789	$25